Employee deferred compensation (Details 3) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Performance shares | Performance share awards
Number of share awards
Balance at beginning of period (in shares)	44.8	23.3
Granted (in shares)	0	26.6
Settled (in shares)	(2.8)	(7.6)
Forfeited (in shares)	(0.3)	(0.6)
Balance at end of period (in shares)	41.7	41.7
of which vested (in shares)	1.4	1.4
of which unvested (in shares)	40.3	40.3
Stock compensation plan | Share awards
Number of share awards
Balance at beginning of period (in shares)	80.8	55.8
Granted (in shares)	0.3	39.2
Settled (in shares)	(4.9)	(18.1)
Forfeited (in shares)	(0.7)	(1.4)
Balance at end of period (in shares)	75.5	75.5
of which vested (in shares)	4.1	4.1
of which unvested (in shares)	71.4	71.4
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	5.8	9.6
Granted (in shares)	0	0
Settled (in shares)	(1.1)	(4.8)
Forfeited (in shares)	0	(0.1)
Balance at end of period (in shares)	4.7	4.7
of which vested (in shares)	1.1	1.1
of which unvested (in shares)	3.6	3.6
Stock compensation plan | Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)	2.3	3.6
Granted (in shares)	0	0
Settled (in shares)	(0.5)	(1.7)
Forfeited (in shares)	(0.1)	(0.2)
Balance at end of period (in shares)	1.7	1.7
of which vested (in shares)	0.1	0.1
of which unvested (in shares)	1.6	1.6
Stock compensation plan | Adjustable Performance Plan share awards
Number of share awards
Balance at beginning of period (in shares)	21.2	30.8
Granted (in shares)	0	1.2
Settled (in shares)	(6.5)	(17.2)
Forfeited (in shares)	(0.1)	(0.2)
Balance at end of period (in shares)	14.6	14.6
of which vested (in shares)	0.7	0.7
of which unvested (in shares)	13.9	13.9